Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ 666,670	$ 6,933,330
Quoted Prices in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - Money market fund	402,112,433	400,023,684
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	333,330
Significant Other Unobservable Inputs (Level 3) [Member] | Working Capital Loan Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working Capital Loan - related party	$ 2,820,000	920,000
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		$ 3,666,670